Equity-Based Compensation - Additional Information (Details) - 2021 Equity Incentive Plan	Jun. 30, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares and units available	101,230,522
Total shares and units that may be issued	92,180,522